Assets Pledged as Collateral or for Security	12 Months Ended
Dec. 31, 2018
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Assets Pledged as Collateral or for Security

38. ASSETS PLEDGED AS COLLATERAL OR FOR SECURITY

The following assets were provided as collateral for bank borrowings and the tariff guarantees of imported raw materials:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$4,822,043	$4,796,126	$156,685
Investment properties	7,151,382	6,680,017	218,230
Land use rights (long-term prepayments for lease)	6,813,751	6,515,576	212,858
Other financial assets (including current and non-current)	66,726	496,902	16,233

	$18,853,902	$18,488,621	$604,006